EXHIBIT 99.8

CONSOLIDATED ANALYTICS DATA COMPARE REPORT

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
97		Occupancy	Second Home	Investment	True data reflects XXX confirmed using Note/ XXX.
169		QM Qualifying Total Debt Income Ratio	XXX	XXX	Slight DTI difference. Both DTIs are within guidelines and AUS tolerance.
106		QM Qualifying Total Debt Income Ratio	XXX	XXX	XXX% DTI is lower than guideline XXX% DTI (DTI difference due to lower Bonus income calcullation)
167		Qualifying LTV	67.15	67.14	Per appraisal, loan amount etc.
109		QM Qualifying Total Debt Income Ratio	XXX	XXX	Difference is minor and due to rounding.
99		QM Qualifying Total Debt Income Ratio	XXX	XXX	Client provided copy of XXX HOA Budget with $XXX/XXX = XXX Dues per household. This increased the DTI to XXX%.
156		QM Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed the audit DTI of XXX%. The DTI increased at audit due to the calcualtion of rental loss on XXX rental properties.
172		Application Date	XX/XX/XXXX	XX/XX/XXXX	XXX is updated per the 1003
102		QM Qualifying Total Debt Income Ratio	XXX	XXX	Audit DTI increased due to including the XXX.
136		QM Qualifying Total Debt Income Ratio	XXX	XXX	Tax amount considered as per tax certificate, which is higher than lender considered amount.
98		Application Date	XX/XX/XXXX	XX/XX/XXXX	Tape data indicates XXX of XX/XX/XXXX. E-sign page XXX reflects XXX is XX/XX/XXXX
154		QM Qualifying Total Debt Income Ratio	XXX	XXX	Lender used XXX as XXX% Auditor used XXX% = rounding issue
159		QM Qualifying Total Debt Income Ratio	XXX	XXX	The lender-calculated rental loss is $XXX; however, the Audited value is $XXX. Additionally, the subject property HOI is reflected as XXX per AUS, whereas the policy reflects an HOI amount of $XXX. Due to these discrepancies, DTI increased XXX% to XXX%.
161		QM Qualifying Total Debt Income Ratio	XXX	XXX	Qualified DTI matching with XXX
162		QM Qualifying Total Debt Income Ratio	XXX	XXX	There is a slight change in the Commission income of B1 and B2. Hence there is a change in the DTI..
155		Property Zip Code	XXX	XXX	Property zipcode updated as per note document.
164		QM Qualifying Total Debt Income Ratio	XXX	XXX	Audit credit report payments total $XXX. Lenders is XXX was not able to determine the additional debt.
199		QM Qualifying Total Debt Income Ratio	XXX	XXX	XXX to recalculation of property taxes utilizing supporting tax bill documentation.
206		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per 1003.
206		Qualifying LTV	37.63	37.62	Rounding.
207		Qualifying LTV	79.95	79.94	Verified the Qualifying LTV 79.95%; The loan amount divided by the appraised value XXX / XXX = XXX%. The LTV/CLTV discrepancy is caused by the rounding to the nearest whole percent.
175		QM Qualifying Total Debt Income Ratio	XXX	XXX	The DTI is above threshold. I calculated less rental, and retirement income than what the initial UW calculated.
201		Property Address	XXX	XXX	drive’ vs ‘abbreviation of ‘dr’
179		Property Type	XXX	XXX	Updated as per the Appraisal document
180		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI XXX% is Rounded off.
203		Property Address	XXX	XXX	Verified XXX: XXX From Note.

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
203		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per 1003.
192		QM Qualifying Total Debt Income Ratio	XXX	XXX	LP rounds DTI all liabiities and income match
209		QM Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed all numbers match.
183		Property Zip Code	XXX	XXX	True Data is correct.
208		Qualifying LTV	68.97	68.96	Rounding
190		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per initial XXX XX/XX/XXXX
190		QM Qualifying Total Debt Income Ratio	XXX	XXX	The XXX has HOAs that is not for the sub property.
198		QM Qualifying Total Debt Income Ratio	XXX	XXX	XXX is XXX is due to the tax amount.
211		QM Qualifying Total Debt Income Ratio	XXX	XXX	Verified the True Data, DTI represented as XXX. The Total debt /total Income reflects XXX% This is due to an issue that when a decimal number rounding error (or round-off error) is the difference between the exact mathematical value of a number and its approximation, caused by limiting the number of decimal places or significant digits used in calculations. This type of error acts as a “quantization error”—a discrepancy arising because the computer or human operator is representing a continuous, potentially infinite, real number with a XXX, discrete value.
215		Property Address	XXX	XXX	XXX verified with note document
216		Property Zip Code	XXX	XXX	XXX, XXX, XXX
274		Qualifying LTV	76.73	76.72	XXX rounding
274		QM Qualifying Total Debt Income Ratio	XXX	XXX	XXX is XXX due to the debt being less.
273		Qualifying LTV	78.08	78.07	system difference
276		Qualifying FICO	XXX	XXX	Updated as per Guidelines in Credit Screen.
276		Qualifying LTV	48.47	48.48	Updated as per Appraisal.
259		Note Date	XX/XX/XXXX	XX/XX/XXXX	Confirmed — XXX as per Final executed in file page XXX is XX/XX/XXXX, tape reflect as XX/XX/XXXX which is mapping issue.
233		QM Qualifying Total Debt Income Ratio	XXX	XXX	Tax amount has been consider as per assessed vale, DTI has been matches with Recent AUS mismatches with XXX
257		QM Qualifying Total Debt Income Ratio	XXX	XXX	Audited DTI is XXX% which is rounded off to XXX%
283		QM Qualifying Total Debt Income Ratio	XXX	XXX	Review DTI is accurate based on file documents and is consistent with DU and XXX
227		Property Zip Code	XXX	XXX	Confirmed Zip Code
221		Property Zip Code	XXX	XXX	XXX-XXX is zip
221		QM Qualifying Total Debt Income Ratio	XXX	XXX	there is a difference in mortgage payment amounts used/rent calculation between departing residence and other XXX property
247		QM Qualifying Total Debt Income Ratio	XXX	XXX	VAIRANCE DUE TO RENTAL CALCULATION
261		QM Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy due to not using bonus income for B2.
232		QM Qualifying Total Debt Income Ratio	XXX	XXX	Repeated tradeline for same account not included for DTI

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
246		QM Qualifying Total Debt Income Ratio	XXX	XXX	XXX #XXX: The outstanding balance is XXX Since the monthly payment is not provided on the credit report, XXX% of the unpaid balance XXX was used as the monthly payment in accordance with guidelines. However, the lender used a monthly payment of $XXX. Supporting documentation to justify the lower payment amount was not provided, resulting in a DTI variance of $XXX.
260		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI IS XXX due to the monthly debt being less.
281		Property Zip Code	XXX	XXX	Updated as per Note Document
281		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI XX/XX/XXXX is matches with Loan Approval & AUS
263		QM Qualifying Total Debt Income Ratio	XXX	XXX	variance is due hazard insurance payment and student loans payments updated — AUS reflect no hazard insurance payment and student loan payments
268		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI is within guidelines, slightly off.
275		QM Qualifying Total Debt Income Ratio	XXX	XXX	within tolerance, base income calculated slightly less
280		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI is XXX Which matches the AUS.
277		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy due to the following: XXX Lender used Bonus income in the amount of XXX only XXX is supported by the submitted documentation XXX Lender used rental property income of XXX only XXX is supported by the submitted documentation
226		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy due to Documented Monthly Property Tax in the amount of XXX The lender used XXX which is not supported by documentation.
295		QM Qualifying Total Debt Income Ratio	XXX	XXX	Total DTI is XXX% the XXX discrepancy is due to the monthly tax payment.
223		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI increased from XXX% at initial to XXX% due to counting XXX a month for HOA and not XXX used at origination.
236		QM Qualifying Total Debt Income Ratio	XXX	XXX	The qualifying DTI is XXX% the XXX is the difference with the subject property’s taxes and HOA due.
243		QM Qualifying Total Debt Income Ratio	XXX	XXX	Total qualifying DTI is XXX% the XXX discrepancy is from the subject property monthly taxes.
245		QM Qualifying Total Debt Income Ratio	XXX	XXX	The DTI is XXX is due to the monthly debt.
292		QM Qualifying Total Debt Income Ratio	XXX	XXX	Income is different from what the client provided
294		QM Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed all numbers match.
254		QM Qualifying Total Debt Income Ratio	XXX	XXX	The total qualifying DTI is XXX% the XXX difference is from the negative net rental loss.
269		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI is XXX
228		Property Zip Code	XXX	XXX	Updated as per Note provided in the Loan package.
228		QM Qualifying Total Debt Income Ratio	XXX	XXX	Difference due to rounding.
240		QM Qualifying Total Debt Income Ratio	XXX	XXX	The total DTI is XXX% the XXX difference in XXX. monthly income.
278		Application Date	XX/XX/XXXX	XX/XX/XXXX	Updated as per “Disclosure E-Consent”
278		Qualifying LTV	80.0	79.99	Due to round off
278		QM Qualifying Total Debt Income Ratio	XXX	XXX	Income Recalculated. Auditor used a lower base guaranteed income plus Commission to qualify which is slightly lower than Lender income used
284		Application Date	XX/XX/XXXX	XX/XX/XXXX
284		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI is correct based off credit report and mortgage loans.
285		QM Qualifying Total Debt Income Ratio	XXX	XXX	Audit DTI of XXX% is higher than Lender of XXX% due to the Primary Residence for the B3 at XXX was included in the DTI. Lender didn’t include it.